Annual Operating Expenses {- Fidelity® California Limited Term Tax-Free Bond Fund} - 02.28 Fidelity California Limited Term Tax-Free Bond Fund PRO-08 - Fidelity® California Limited Term Tax-Free Bond Fund - Fidelity California Limited Term Tax-Free Bond Fund-Default
Apr. 29, 2022
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.47%